Expense Example {- Strategic Advisers® Core Income Fund} - 02.28 Strategic Advisers Core Income Fund PRO-13 - Strategic Advisers® Core Income Fund - Strategic Advisers Core Income Fund-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 32
3 years	111
5 years	246
10 years	$ 637